Annual Fund Operating Expenses	Feb. 28, 2025
Commonwealth Australia/New Zealand Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	1.86%
Expenses (as a percentage of Assets)	2.86%
AFRICA FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%	[2]
Other Expenses (as a percentage of Assets):	3.20%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	4.21%
Fee Waiver or Reimbursement	(2.45%)	[4]
Net Expenses (as a percentage of Assets)	1.76%
Commonwealth Japan Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%	[5]
Other Expenses (as a percentage of Assets):	2.29%
Expenses (as a percentage of Assets)	3.29%
Fee Waiver or Reimbursement	(1.54%)	[6]
Net Expenses (as a percentage of Assets)	1.75%
Commonwealth Global Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%	[7]
Other Expenses (as a percentage of Assets):	1.54%
Expenses (as a percentage of Assets)	2.54%
Commonwealth Real Estate Securities Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%	[8]
Other Expenses (as a percentage of Assets):	1.54%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	2.55%
AFRICA FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
Commonwealth Japan Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026

[1]	The Australia/New Zealand Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2026.
[2]	The Africa Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2026.
[3]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Africa Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Africa Fund’s financial highlights table.
[4]	FCA Corp, the Africa Fund’s investment adviser (“FCA Corp” or the “Adviser”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Africa Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2026. FCA Corp may recoup from the Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Africa Fund to exceed the expense limitation in place at the time the fee was reduced and/or expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense.
[5]	The Japan Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Japan Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2026.
[6]	FCA Corp, the Japan Fund’s investment adviser (“FCA Corp” or the “Adviser”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2026. FCA Corp may recoup from the Japan Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense.
[7]	The Global Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Global Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2026.
[8]	The Real Estate Securities Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Real Estate Securities Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2026.
[9]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Real Estate Securities Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Real Estate Securities Fund’s financial highlights table.